Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Related parties
Schedule of remuneration of members of key management

in EUR k	2023	2022	2021
Short‑term employee benefits	3,640	4,138	4,098
Post‑employment pension and medical benefits	—	—	23
Termination benefits	50	679	235
Share‑based payment transactions	1,460	(1,929)	822
Total compensation to key management	5,150	2,888	5,178